Federated Hermes Michigan Intermediate Municipal Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—99.7%
	Michigan—99.7%
$1,200,000	Ann Arbor, MI Public School District, UT GO 2022 School Building and Site Bonds, 5.000%, 5/1/2040	$1,330,544
500,000	Ann Arbor, MI Public School District, UT GO School Building and Site Bonds (Series 2023), 4.000%, 5/1/2034	537,764
1,255,000	Ann Arbor, MI, LT GO Capital Improvement Bonds (Series 2019A), 4.000%, 5/1/2033	1,311,176
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2030	1,032,075
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), (Assured Guaranty Municipal Corp. INS), 4.500%, 12/1/2023	1,691,517
400,000	Bloomfield Hills Schools, MI, UT GO Bonds (Series 2023), 5.000%, 5/1/2031	460,304
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.000%, 11/1/2030	1,444,961
775,000	Crawford AuSable, MI School District, UT GO School Building and Site Bonds (Series 2022-1), (Assured Guaranty Municipal Corp. INS), 4.000%, 5/1/2030	819,258
830,000	Dearborn Heights, MI, LT GO Capital Improvement Bonds (Series 2021), (Build America Mutual Assurance INS), 3.000%, 5/1/2026	820,663
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), (United States Treasury PRF 11/1/2023@100), 5.000%, 5/1/2025	2,012,821
500,000	Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds (Catalyst Development Series 2018A), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2035	503,450
375,000	Downriver Utility Wastewater Authority, Sewer System Revenue Bonds (Series 2018), (Assured Guaranty Municipal Corp. INS), 5.000%, 4/1/2031	406,932
450,000	Forest Hills, MI Public Schools, UT GO School Building and Site Bonds (Series 2023-III), 5.000%, 5/1/2031	515,442
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), (Build America Mutual Assurance INS), 5.000%, 11/1/2025	1,013,902
200,000	Gerald R. Ford International Airport, Limited Tax Revenue Bonds (Series 2021), (Kent County, MI GTD), 5.000%, 1/1/2026	207,810
125,000	Gerald R. Ford International Airport, Limited Tax Revenue Bonds (Series 2021), (Kent County, MI GTD), 5.000%, 1/1/2028	133,557
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2027	713,219
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2034	1,039,802
500,000	Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.000%, 7/1/2035	566,755
500,000	Huron Valley, MI School District, UT GO School Building and Site Bonds (Series 2023), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2034	543,550
500,000	Kent County, MI, Michigan Transportation Fund LT GO Bonds (Series 2021), 5.000%, 9/1/2026	532,533
420,000	L'Anse Creuse, MI Public Schools, UT GO Refunding Bonds (Series 2023), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2032	488,058
500,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	466,836
525,000	Lansing, MI Community College, College Building and Site Refunding Bonds (Series 2017), 5.000%, 5/1/2030	571,635
400,000	Livonia, MI Public School District, UT GO School Building and Site Bonds (Series 2023-II), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/1/2031	458,170
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.000%, 4/15/2027	1,043,607
500,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2020-I), 5.000%, 10/15/2027	542,894
1,000,000	Michigan State Comprehensive Transportation Fund, Refunding Revenue Bonds (Series 2015), 5.000%, 11/15/2026	1,023,796
750,000	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2030	834,856
500,000	Michigan State Finance Authority (Charter County of Wayne Criminal Justice Center Project), Senior Lien State Aid Revenue Bonds (Series 2018), 5.000%, 11/1/2033	551,628
250,000	Michigan State Finance Authority (Clean Water Revolving Fund), Drinking Water Revolving Fund Revenue Bonds (Series 2021B), 5.000%, 10/1/2027	270,906
1,000,000	Michigan State Finance Authority (Clean Water Revolving Fund), Revenue Refunding Bonds (Series 2018B), 5.000%, 10/1/2032	1,108,886

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$2,000,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2025	$2,027,316
1,000,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.500%, 12/1/2026	1,035,568
500,000		Michigan State Finance Authority, Drinking Water Revolving Fund Revenue Bonds (Series 2023A), 5.000%, 10/1/2031	582,321
2,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.000%, 11/15/2032	2,046,149
250,000		Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.000%, 12/1/2031	268,221
455,000		Michigan State Trunk Line, State Trunk Line Fund Refunding Bonds (Series 2020B), 5.000%, 11/15/2028	506,983
585,000		Michigan State Trunk Line, State Trunk Line Fund Revenue Bonds (Series 2020B), 5.000%, 11/15/2033	671,643
1,250,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2019B), 5.000%, 2/15/2034	1,371,388
400,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2023A), 5.000%, 2/15/2031	457,936
1,000,000		Michigan Strategic Fund (Consumers Energy), Variable Rate Limited Obligation Revenue Bonds (Series 2019) TOBs, 1.800%, Mandatory Tender 10/1/2024	967,393
500,000		Michigan Strategic Fund (DTE Electric Co.), Limited Obligation Revenue Bonds (Series 2023DT) TOBs, 3.875%, Mandatory Tender 6/3/2030	497,155
500,000		Michigan Strategic Fund (United Methodist Retirement Community, Inc.), Limited Obligation Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2034	485,560
250,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	256,115
595,000		Oxford, MI Area Community Schools, UT GO Bonds (Series 2018I), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 11/1/2032	620,384
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.000%, 9/1/2023	1,003,743
500,000		Saginaw, MI City School District, UT GO School Building and Site Bonds (Series 2021), (Michigan School Bond Qualification and Loan Program GTD), 4.000%, 5/1/2027	515,514
500,000		Saline, MI Area Schools, School Building and Site Bonds (Series 2023-I), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2031	573,474
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.000%, 5/1/2026	1,116,747
1,000,000		Southfield, MI, UT GO 2018 Street Improvement Bonds, 4.000%, 5/1/2029	1,044,344
250,000		Troy, MI School District, UT GO School Building & Site Bonds (Series 2023), (Q-SBLF GTD), 5.000%, 5/1/2031	289,801
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.000%, 4/1/2027	1,076,306
2,000,000		University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.000%, 4/1/2033	2,078,948
675,000		Warren, MI, LT GO Bonds (Series 2021), 4.000%, 6/1/2032	728,510
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,021,580
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $47,027,504)	46,242,406
	[1]	SHORT-TERM MUNICIPALS—1.3%
		Michigan—1.3%
600,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 3.920%, 6/1/2023 (IDENTIFIED COST $600,000)	600,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $47,627,504)	46,842,406
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[2]	(452,754)
		TOTAL NET ASSETS—100%	$46,389,652
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.1% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.

The following acronym(s) are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes